Related Parties - Summary of Transactions with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Materials purchased from subsidiaries	$ 5,312,845	$ 6,809,244	$ 5,622,791
Grupo Carso, SAB de CV [member]
Disclosure of transactions between related parties [line items]
Network maintenance service cost	203,013	956,132	778,191
Associates [member]
Disclosure of transactions between related parties [line items]
Software service expense	13,490	16,161	13,784
Seguros Inbursa SA and Fianzas Guardiana Inbursa, SA [member]
Disclosure of transactions between related parties [line items]
Insurance premium	$ 2,713,370	$ 2,623,795	$ 2,541,703